Balance Sheets - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Current assets
Cash	$ 5,783,994	$ 1,079,839
Deferred costs	180,000
Prepaid expenses	279,832	258,424
Total current assets	6,243,826	1,338,263
Other assets		200,000
Operating lease ROU asset		291,140
Deferred costs	510,000
Total assets	6,753,826	1,829,403
Current liabilities
Accounts payable and accrued liabilities	1,462,732	840,234
Accrued compensation	25,000	10,000
Operating lease liability – current portion		132,608
Paycheck protection program loan – current portion		216,902
Deferred revenue		15,417
Total current liabilities	1,487,732	1,215,161
Paycheck protection program loan – long term		148,528
Operating lease liability – long-term portion		603,676
Total liabilities	1,487,732	1,967,365
Series A convertible preferred stock, $0.01 par value, 10,000,000 shares authorized; nil and 1,000,000 shares issued and outstanding as of September 30, 2021 and September 30, 2020, respectively		10,000
Common stock, $0.01 par value, 681,000,000 shares authorized; 82,927,311 and 27,505,196 shares outstanding; and 96,342,125 and 40,792,510 issued as of September 30, 2021 and September 30, 2020, respectively	963,421	407,925
Treasury stock, at cost, 13,414,814 and 13,287,314 shares as of September 30, 2021 and September 30, 2020, respectively	(590,000)	(550,000)
Additional paid-in capital	76,423,564	68,420,721
Accumulated deficit	(71,530,891)	(68,426,608)
Total stockholders’ equity (deficit)	5,266,094	(137,962)
Total liabilities and stockholders’ equity (deficit)	$ 6,753,826	$ 1,829,403